16. Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 1,678,967	$ 1,460,370
Cost of Revenue	1,395,187	1,342,139
Gross profit	283,780	118,231
Operating Expenses:
Selling expense	22,590	46,624
Compensation - officers	142,100	150,154
Research and development	256,636	255,232
Professional fees	1,297,160	1,376,995
General and administrative	1,269,207	1,113,201
Total Operating Expenses	2,987,693	3,448,671
Loss from Operations	(2,703,913)	(3,330,440)
Other Income (Expense):
Interest income (expense), net	(4,072)	2,257
Interest expense - related party	(81)	(1,750)
Other income	170,953	154,390
Total other income (expense)	166,800	154,897
Loss before income taxes	(2,537,113)	(3,175,543)
Income tax expense	0	0
Net Loss	(2,537,113)	(3,175,543)
Revenue [Member]
Total revenue	1,652,518	1,446,186
Revenue - related Party [Member]
Total revenue	26,449	$ 14,184
Focus [Member]
Total revenue	973,090
Cost of Revenue	728,597
Gross profit	244,493
Operating Expenses:
Selling expense	13,650
Compensation - officers	142,100
Research and development	256,636
Professional fees	1,291,729
General and administrative	959,426
Total Operating Expenses	2,663,541
Loss from Operations	(2,419,048)
Other Income (Expense):
Interest income (expense), net	(2,073)
Interest expense - related party	(81)
Other income	154,194
Total other income (expense)	152,040
Loss before income taxes	(2,267,008)
Income tax expense	0
Net Loss	(2,267,008)
Focus [Member] | Revenue [Member]
Total revenue	946,641
Focus [Member] | Revenue - related Party [Member]
Total revenue	26,449
Avx [Member]
Total revenue	705,877
Cost of Revenue	666,590
Gross profit	39,287
Operating Expenses:
Selling expense	8,940
Compensation - officers	0
Research and development	0
Professional fees	5,431
General and administrative	309,781
Total Operating Expenses	324,152
Loss from Operations	(284,865)
Other Income (Expense):
Interest income (expense), net	(1,999)
Interest expense - related party	0
Other income	16,759
Total other income (expense)	14,760
Loss before income taxes	(270,105)
Income tax expense	0
Net Loss	(270,105)
Avx [Member] | Revenue [Member]
Total revenue	705,877
Avx [Member] | Revenue - related Party [Member]
Total revenue	$ 0